CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT)/EQUITY ¥ in Thousands, $ in Thousands	Ordinary shares Class A ordinary shares IPO CNY (¥) shares	Ordinary shares Class A ordinary shares CNY (¥) shares	Ordinary shares Class A ordinary shares USD ($) shares	Ordinary shares Class B ordinary shares CNY (¥) shares	Ordinary shares Class B ordinary shares USD ($) shares	Ordinary shares CNY (¥) shares	Treasury shares CNY (¥) shares	Treasury shares USD ($) shares	Additional paid-in capital IPO CNY (¥)	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Statutory reserves CNY (¥)	Statutory reserves USD ($)	Accumulated other comprehensive income CNY (¥)	Accumulated other comprehensive income USD ($)	Accumulated deficit Cumulative effect of adoption of new accounting standard CNY (¥)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	IPO CNY (¥)	Cumulative effect of adoption of new accounting standard CNY (¥)	CNY (¥)	USD ($)
Balance at the beginning at Dec. 31, 2020						¥ 83						¥ 16,593		¥ 201,823			¥ (3,657,759)				¥ (3,439,260)
Balance at the beginning (in shares) at Dec. 31, 2020 | shares						120,540,220	(46,566,250)	(46,566,250)
Conversion of preferred shares to Class A ordinary shares		¥ 255								¥ 10,880,453											10,880,708
Conversion of preferred shares to Class A ordinary shares (in shares) | shares		389,598,177	389,598,177
Surrender of ordinary shares by shareholders						¥ (56)				56
Surrender of ordinary shares by shareholders (in shares) | shares						(81,270,220)	46,566,250	46,566,250
Issuance of ordinary shares	¥ 23					¥ 24			¥ 896,297	(24)									¥ 896,320
Issuance of ordinary shares (in shares) | shares	35,300,000					34,703,970
Re-designation of ordinary shares to Class B ordinary shares				¥ 51		¥ (51)
Re-designation of ordinary shares to Class B ordinary shares (in shares) | shares				73,973,970	73,973,970	(73,973,970)
Issuance of ordinary shares pursuant to share incentive plan		¥ 18					¥ (18)
Issuance of ordinary shares pursuant to share incentive plan (in shares) | shares		28,000,000	28,000,000				(28,000,000)	(28,000,000)
Vesting of RSUs							¥ 14			26,723											26,737
Vesting of RSUs (in shares) | shares							22,058,588	22,058,588
Vesting of share options										3,936											3,936
Ordinary shares transferred from the employees in connection with vesting of RSUs							¥ (21,848)														(21,848)
Ordinary shares transferred from the employees in connection with vesting of RSUs (in shares) | shares							(2,306,690)	(2,306,690)
Accretion on convertible redeemable preferred shares to redemption value										(8,140)							(4,721,579)				(4,729,719)
Deemed dividend to preferred shareholders																	(104,036)				(104,036)
Net (loss)/income																	(124,615)				(124,615)
Foreign currency translation														(150,267)							(150,267)
Repurchase of Class A ordinary shares							¥ (5,932)														(5,932)
Repurchase of Class A ordinary shares (in shares) | shares							(1,116,904)	(1,116,904)
Balance at the end at Dec. 31, 2021		¥ 296		¥ 51			¥ (27,784)			11,799,301		16,593		51,556			(8,607,989)				3,232,024
Balance at end (in shares) at Dec. 31, 2021 | shares		452,898,177	452,898,177	73,973,970	73,973,970		(9,365,006)	(9,365,006)
Vesting of RSUs							¥ 40,870			(22,992)											17,878
Vesting of RSUs (in shares) | shares							5,341,452	5,341,452
Vesting of share options										10,367											10,367
Ordinary shares transferred from the employees in connection with vesting of RSUs							¥ (362)														(362)
Ordinary shares transferred from the employees in connection with vesting of RSUs (in shares) | shares							(91,860)	(91,860)
Deemed dividend to preferred shareholders																					0
Net (loss)/income																	(711,240)				(711,240)
Foreign currency translation														112,372							112,372
Repurchase of Class A ordinary shares							¥ (19,738)														(19,738)
Repurchase of Class A ordinary shares (in shares) | shares							(4,448,658)	(4,448,658)
Exercise of share options							¥ 198			(194)											4
Exercise of share options (in shares) | shares							55,960	55,960
Balance at the end at Dec. 31, 2022		¥ 296		¥ 51			¥ (6,816)			11,786,482		16,593		163,928			(9,319,229)				2,641,305
Balance at end (in shares) at Dec. 31, 2022 | shares		452,898,177	452,898,177	73,973,970	73,973,970		(8,508,112)	(8,508,112)
Vesting of RSUs							¥ 14,991			(4,492)											10,499
Vesting of RSUs (in shares) | shares							4,634,284	4,634,284
Vesting of share options										9,840											9,840
Ordinary shares transferred from the employees in connection with vesting of RSUs							¥ (192)														(192)
Ordinary shares transferred from the employees in connection with vesting of RSUs (in shares) | shares							(52,610)	(52,610)
Deemed dividend to preferred shareholders																					0	$ 0
Net (loss)/income																	87,741				87,741	12,358
Foreign currency translation														18,896							18,896
Repurchase of Class A ordinary shares							¥ (13,798)														(13,798)
Repurchase of Class A ordinary shares (in shares) | shares							(3,871,598)	(3,871,598)
Exercise of share options							¥ 266			(260)											6
Exercise of share options (in shares) | shares							76,454	76,454
Balance at the end (Accounting Standards Update 2016-13) at Dec. 31, 2023																¥ (640)				¥ (640)
Balance at the end at Dec. 31, 2023		¥ 296	$ 42	¥ 51	$ 7		¥ (5,549)	$ (782)		¥ 11,791,570	$ 1,660,808	¥ 16,593	$ 2,337	¥ 182,824	$ 25,750		¥ (9,232,128)	$ (1,300,317)			¥ 2,753,657	$ 387,845
Balance at end (in shares) at Dec. 31, 2023 | shares		452,898,177	452,898,177	73,973,970	73,973,970		(7,721,582)	(7,721,582)